Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Net income		$ 34,980	$ 39,364
Successor [Member]
Net income		34,980	39,364
Other comprehensive income, net of tax
Foreign currency translation adjustments			(19)
Total Comprehensive Income, net of tax		34,980	39,345
Comprehensive income attributable to non-controlling interest		(163)
Comprehensive income attributable to shareholder interest		$ 35,143	$ 39,345
Predecessor [Member] | NPS Holdings Limited [Member]
Net income	$ 6,736			$ 28,353
Other comprehensive income, net of tax
Foreign currency translation adjustments	(16)			(45)
Total Comprehensive Income, net of tax	6,720			28,308
Comprehensive income attributable to non-controlling interest	(881)			(2,273)
Comprehensive income attributable to shareholder interest	$ 7,601			$ 30,581